Equity Method Investments - Movement in Equity Method Investments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Equity Method Investments [Roll Forward]
Equity method investments at January 1	$ 148,534	$ 150,209	$ 148,665
Equity contributions to joint venture entity	35,000	0	4,000
Equity method investments – additions	1,559	0	2,580
Share of results of equity method investments	20,607	25,794	11,147
Distributions received from equity method investments	(30,790)	(27,469)	(16,183)
Total equity method investments at December 31	$ 174,910	$ 148,534	$ 150,209